SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned and majority owned subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, valuation allowance for deferred tax assets, collectability of accounts receivable, purchase price allocation in business combinations, estimated useful lives and impairment of property and equipment, goodwill and other intangible assets, and fair value of share options and ordinary shares.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have remaining maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Restricted cash

Restricted cash

The Group is required to maintain certain deposits with banks so that bank guarantee letters can be issued to the Group for the purpose of trading transactions.  Cash held in such accounts is normally restricted for a period of three months.

Short-term investment

Short-term investments

Short term investments of the Group are debt securities acquired from financial institutions, which are classified as held-to-maturity securities as the Group has the positive intent and ability to hold the securities to maturity.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value

The Group follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I - Observable inputs such as quoted prices in active markets for identical, unrestricted assets, or liabilities.

Level II - Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III - Unobservable inputs in which there is little or no market data, which requires the Group to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models, and similar techniques.

Financial instruments

Financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, accounts payable, contingent consideration and bank borrowings.

The carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, and accounts payable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

The fair value of contingent consideration was determined by the Group with the assisitance from an independent valuation firm.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Inventories

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method.  Inventories include raw materials and consumables and hardware purchased from third party vendors.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Customer relationships, SAP certificate and contract backlogs are amortized based on the estimated attrition pattern of the acquired intangibles. Trade name, system software, completed technology, non-compete agreement and patent are amortized based on straight-line method or sum of the years digits method over the following estimated economic lives:

Trade name	5 years
Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3-5 years
Patent	5 years

Impairment of long-lived assets with definite lives

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of the assets.

Impairment of goodwill and indefinite-lived intangible assets

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Project deposits

Project deposits

Project deposits represent the amounts paid by the Group to certain customers to guarantee fulfillment of all the terms of contracts.  The deposits will be refunded by the customers once the contract terms are fulfilled.  Historically, deposits were returned as the Group met defined performance goals, service levels and completion schedules as set forth in the contracts.

Research and development

Research and development

Research and development costs consist of expenditures incurred in the development of new software modules and products, either as part of the internally used software or in conjunction with anticipated customer projects.  Technological feasibility for the Group’s software products is reached shortly before the products are released for sale.  To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development costs when incurred.

Revenue recognition

Revenue recognition

The Group provides its services through two services lines: (i) enterprise application services and (ii) financial industry IT services.  Enterprise application services primarily consist of packaged software implementation, software application development, support and maintenance services.  Financial industry IT services primarily consist of system software support and maintenance, application software development and implementation services as well as consulting services in the financial industry, principally for banks and insurance companies.

Revenues are generated from either fixed-price or time-and-expense contracts.  Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense contracts

Revenues from time-and-expense contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met.  Under time-and-expense contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates.  Customers may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate.  The rights to software developed by the Group on behalf of its customers belong to the customers and the Group does not have the option to acquire such rights from its customers.  Net revenues recognized for time-and-expense contracts totaled US$99,071, US$121,762 and US$136,553 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price contracts

Revenues from service-only fixed-price contracts require the Group to perform services for systems design, planning and consulting throughout the contractual period, which is generally less than one year.  Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of actual service hours incurred to the budgeted total service hours.  All of the Group’s service offerings are similar in nature and the Group has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred on each project, and there are no retention provisions.

To date, the Group has not incurred a material loss on any contracts.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

The Group, under some contracts, is subject to payment penalties if it fails to complete the projects within a specified period of time.  To date, the Group has not incurred a material penalty on any contracts.  However, as a matter of policy, the Group considers contract provisions for penalties when estimating the total revenue on a contract and evaluates such provisions throughout the life of the contract.

The Group also enters into multiple-element fixed-price arrangements, in which the deliverables mainly include licenses of self-developed core software and third-party software, and related services such as customization, modification, implementation and integration (“project services”) and support and maintenance services which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis.

The Group accounts for a deliverable in an arrangement of multiple elements as a separate unit of accounting when the following criteria are met.

•                                          The functionality of the delivered element(s) is not dependent on the undelivered element(s);

•                                          There is vendor-specific objective evidence (VSOE) of fair value of the undelivered element(s).  VSOE of fair value is based on the price charged when the deliverable is sold separately by the Group on a regular basis; and

•                                          Delivery of the delivered element(s) represents the culmination of the earnings process for that element(s).

In some cases, the VSOE of fair value of the support and maintenance services, which is the last element to be delivered, is established based on standalone sales, however, no such evidence exists for other elements.  For these arrangements, under the residual method, the amount of consideration allocated to elements other than the support and maintenance services equals the total arrangement consideration less the VSOE of fair value of the support and maintenance services, which is deferred and recognized as revenue using the proportional performance method over the project services period.  The proportional performance is determined based on the proportion of actual service hours incurred to the budgeted service hours.  When revenue is deferred, the related cost is also deferred.  The arrangement consideration allocated to the support and maintenance services is recognized as revenue ratably over the support and maintenance services period, which is usually one to two years.

When the VSOE of fair value of the support and maintenance services does not exist, the entire arrangement is accounted for as one accounting unit resulting in revenue being recognized on a straight line basis over the support and maintenance services period once the support and maintenance services are the only undelivered element.  Accordingly, the accumulated contract cost is deferred and recognized as cost of revenue ratably over the same period as revenue is recognized.

Net revenues recognized for fixed-price contracts totaled US$93,792, US$105,358 and US$117,510 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group reports revenues net of applicable business taxes and the related surcharges.  The Company’s subsidiaries in the PRC are subject to a 5% business tax and related surcharges on the revenues earned from providing services, except for that Camelot Nanjing qualified for business tax at 3%.  Business taxes and the related surcharges for the years ended December 31, 2010, 2011 and 2012 were US$6,391, US$7,017 and US$6,418 respectively, and were recorded as a reduction of revenues.

The Company’s PRC subsidiaries are also subject to value added taxes (“VAT”) at a rate of 17% on revenues from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under value-added tax payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries became subject to VAT at the rates, 6% on certain service revenues which were previously subject to business tax.

The Group receives VAT rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded US$430, US$271, and US$417 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income over the periods in which the Group recognizes the related costs for which the subsidies are intended to compensate.  If the costs for which the subsidy is intended to compensate have already been incurred, the Group reports the subsidies as other operating income when received.

Advertising costs	Advertising costs Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.
Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the leasing company are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010, 2011 and 2012.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses. The Group also believes that the Group’s unrecognized tax benefits will not change significantly within 12 months from December 31, 2012.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Company’s subsidiaries located in the PRC, Japan, Taiwan and Hong Kong are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HK$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive income.

The Group’s entities with functional currency of RMB, Yen, NT$ and HK$ translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments.  Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement of comprehensive income. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies.  All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to trade foreign currency.  The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.  The Group’s cash and cash equivalent, term deposit and restricted cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB202,722,790, RMB436,430,586 and RMB363,930,344 respectively.

During the periods presented, the Group also incurred foreign currency risk on sales denominated in U.S. dollars and Japanese Yen.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, accounts receivable, term deposits and short-term investments.  The Group places the majority of its cash and term deposits with financial institutions located in the PRC and the United States of America.  The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2010	%	2011	%	2012	%

Customer A	64,987	34	77,387	34	79,993	32

Details of customers accounting for 10% or more of accounts receivable were as follows:

	As of December 31,
	2011	%	2012	%

Customer A	50,528	37	40,908	27

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.  Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-converted basis.  Accordingly, the Group used the two-class method of computing net income per share, for ordinary and preferred shares according to their participation rights in undistributed earnings.  Under this method, undistributed net income was allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class would share net income for the period.

The Group had convertible preferred shares and employee share options which could potentially dilute basic earnings per share for the periods presented.  To calculate the number of shares for diluted net income per share, the effect of the convertible preferred shares was computed using the as-converted method and the effect of the employee share options was computed using the treasury stock method.

The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares “).

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award.  The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified post-acquisition conditions, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements adopted and not yet adopted

Recent accounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                  Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•                  Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•                  Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                  Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements adopted

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented comprehensive income in a single continuous statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement on January 1, 2012 did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting standards not yet adopted

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Company’s consolidated financial statements.

Recently issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (“ASU”) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

The new amendments will require an organization to:

•                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

•                  Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.